Fair Value Measurements - Schedule of liabilities held in the Trust Account (Detail) - USD ($)	Sep. 30, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Subscription agreement liability	$ 36,544,215	$ 0
Fair Value, Inputs, Level 3 [Member]
Schedule of Investments [Line Items]
Subscription agreement liability	$ 36,544,215